Long-Term Borrowings (Details) - Schedule of long-term borrowings - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of long-term borrowings [Abstract]
Long-term borrowing, current	¥ 3,618	¥ 14,390
Long-term borrowings, non-current	15,242	5,000
Total	¥ 18,860	¥ 19,390